CONCESSION CONTRACT ASSETS (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current consideration	R$ 728	R$ 600
Non current consideration	4,010	3,758
Total consideration	4,738	4,358
Concession contract - 004/05 [member]
IfrsStatementLineItems [Line Items]
Current consideration	29	27
Non current consideration	81	89
Concession contract - 079/00 [member]
IfrsStatementLineItems [Line Items]
Current consideration	47	39
Non current consideration	143	152
Concession Contract Three [Member]
IfrsStatementLineItems [Line Items]
Current consideration	8	7
Non current consideration	85	74
Basic Network of the Existing System (BNES) [member]
IfrsStatementLineItems [Line Items]
Current consideration	408	318
Non current consideration	1,519	1,694
Basic Network of New Facilities (BNNF) [member]
IfrsStatementLineItems [Line Items]
Current consideration	236	209
Non current consideration	R$ 2,182	R$ 1,749